Master Trust for the Plan - Schedule of Master Trust Net Assets (Details) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Master Trust [Line Items]
Investments at fair value	$ 148,731,653	$ 132,140,617
Fully benefit-responsive investment contract at contract value	32,283,729	35,471,958
Net assets available for benefits	182,170,530	168,699,238	$ 155,896,076
Plan's Portion of Master Trust Assets
EBP, Master Trust [Line Items]
Investments at fair value	148,731,653	132,140,617
Fully benefit-responsive investment contract at contract value	32,283,729	35,471,958
Net assets available for benefits	181,015,382	167,612,575
Plan's Portion of Master Trust Assets | Common/collective trust funds
EBP, Master Trust [Line Items]
Investments at fair value	108,325,602	95,287,340
Plan's Portion of Master Trust Assets | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	8,445,657	7,463,480
Plan's Portion of Master Trust Assets | Common stock funds
EBP, Master Trust [Line Items]
Investments at fair value	3,950,848	3,380,178
Plan's Portion of Master Trust Assets | Self-directed brokerage account
EBP, Master Trust [Line Items]
Investments at fair value	21,183,729	18,089,552
Plan's Portion of Master Trust Assets | Separate account funds
EBP, Master Trust [Line Items]
Investments at fair value	6,824,378	7,910,473
Plan's Portion of Master Trust Assets | Cash and cash equivalents
EBP, Master Trust [Line Items]
Investments at fair value	1,439	9,594
Master Trust Assets
EBP, Master Trust [Line Items]
Investments at fair value	2,805,514,202	2,479,014,180
Fully benefit-responsive investment contract at contract value	415,306,417	414,342,942
Net assets available for benefits	3,220,820,619	2,893,357,122
Master Trust Assets | Common/collective trust funds
EBP, Master Trust [Line Items]
Investments at fair value	2,472,523,301	2,176,721,606
Master Trust Assets | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	141,112,300	123,107,773
Master Trust Assets | Common stock funds
EBP, Master Trust [Line Items]
Investments at fair value	33,296,633	30,890,263
Master Trust Assets | Self-directed brokerage account
EBP, Master Trust [Line Items]
Investments at fair value	88,070,839	74,619,528
Master Trust Assets | Separate account funds
EBP, Master Trust [Line Items]
Investments at fair value	70,488,765	73,640,838
Master Trust Assets | Cash and cash equivalents
EBP, Master Trust [Line Items]
Investments at fair value	$ 22,364	$ 34,172